Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value as of March 31, 2026 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	-	-	4,005
Derivative financial assets	-	372	-
	$-	$372	$4,005
Financial liabilities measured at fair value:
Derivative financial liabilities	-	10	-
Liability for share-based compensation (1)	-	-	2,428
	$-	$10	$2,428

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2025 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	-	-	4,810
Derivative financial asset	-	597	-
	$-	$597	$4,810
Financial liabilities measured at fair value:
Derivative financial liabilities	-	858	-
Liability for share-based compensation (1)	-	-	2,428
	$-	$858	$2,428

(1)
As of March 31, 2026 and December 31, 2025, the liability for share-based compensation relates to awards modified in connection with the Transaction (Note 10).

Schedule of Fair Value Measurement Inputs and Valuation Techniques	The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments are set out in the table below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration receivable	Discounted cashflow	Discount rate of 15%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%